Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
Net Realized and Unrealized Investment (Losses) Gains
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2020, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	2020	2019	2018
Net realized investment gains (losses) on fixed maturities and short-term investments	$24,828	$243,508	$(224,887)
Net realized investment gains on equities	21,538	6,545	14,601
Net realized investment (losses) gains on other invested assets	(30,436)	830	7,136
Net realized investment gains on funds held–directly managed (1)	—	—	1,200
Net realized investment gains (losses)	$15,930	$250,883	$(201,950)
Change in net unrealized investment gains (losses) on fixed maturities and short-term investments	$219,946	$190,343	$(150,926)
Change in net unrealized investment gains on equities	167,456	403,011	2,791
Change in net unrealized investment gains (losses) on other invested assets	58,452	44,441	(25,607)
Change in net unrealized investment losses on funds held–directly managed (1)	—	—	(6,484)
Net other realized and unrealized investment (losses) gains	(1,346)	969	(1,334)
Change in net unrealized investment gains (losses)	$444,508	$638,764	$(181,560)
Impairment loss on investments in real estate	$(6,119)	$(2,977)	$(6,122)
Net realized and unrealized investment gains (losses)	$454,319	$886,670	$(389,632)

(1) The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.

Net investment income
The components of net investment income for the years ended December 31, 2020, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	2020	2019	2018
Fixed maturities	$290,259	$379,939	$378,726
Short-term investments and cash and cash equivalents	12,000	26,981	13,279
Other invested assets	89,129	68,879	26,234
Equities, funds held and other (1)	20,477	12,221	21,964
Funds held–directly managed (2)	—	—	4,674
Investment expenses	(51,197)	(39,482)	(28,956)
Net investment income	$360,668	$448,538	$415,921

(1) The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR). Interest rates ranged from 0.1% to 6.5%, 0.1% to 5.1% and 0.1% to 7.4% for the years ended December 31, 2020, 2019 and 2018, respectively.
(2) The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.